Segments and Geographic Information (Schedule of segment reporting information) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Geographic Areas, Revenues from External Customers [Abstract]
Revenues		$ 178,917	$ 170,914
Cost of revenues		119,114	113,375
Gross profit		59,803	57,539
Less - Employee related	[1]	34,264	31,484
Other segment items	[2]	23,217	24,928
Financial and other expenses, net		4,519	1,906
Taxes on income		1,237	1,468
Net loss		$ (3,434)	$ (2,247)

[1]	Employee-related includes employee salaries and commissions, payroll taxes, benefits, and outsourced labor costs.
[2]	Other segment items include consulting and professional services, depreciation of property and equipment, amortization of intangible assets, share-based compensation expenses, acquisition and integration-related charges, marketing expenses, finance and legal expenses, travel expenses, subcontractors costs, software and subscription costs, overhead expenses and restructuring and related charges.